Related party disclosure (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Disclosure Tables
Schedule of related party disclosure

During the years 2017, 2016 and 2015, the Company carried out the following transactions with its parent company Inversiones ASPI S.A. and its affiliates:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	12	13	12
Fees for management and administrative services	595	1,095	497

Servicios Corporativos Pacasmayo S.A.C. (Sercopa)
Income from office lease	3	13	12
Fees for management and administrative services	2	8	8

Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 27	336	326	330
Income from office lease	315	348	310

Fossal S.A.A. (Fossal)
Income from office lease	16	—	—
Fees for management and administrative services	46	—	—

Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	40	—	—
Fees for management and administrative services	917	—	—

Expense
Security services provided by Compañía Minera Ares	1,195	1,301	1,146

Other
Purchase of investments shares to Inversiones ASPI S.A.	—	—	48,585
Investment shares on Fossal S.A.A. from spin-off, note 1.1 and 9	21,206	—	—

Schedule of rights and obligations with Inversiones and its affiliates

As a result of these transactions, the Company had the following rights and obligations with Inversiones ASPI S.A. and its affiliates as of December 31, 2017 and 2016:

	2017		2016
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Inversiones ASPI S.A.	641	—	109	—
Compañía Minera Ares S.A.C.	339	516	569	—
Other	392	—	26	—

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